RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Mar. 31, 2024
Accounting Changes and Error Corrections [Abstract]
Restatement of Previously Issued Financial Statements	RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
As described in Note 1: Description of Business and Significant Accounting Policies, and as further described below, in November 2023, the Company determined that it was necessary to re-evaluate its application of standalone selling price under Topic 606. The Company concluded that its application of Topic 606 related to standalone selling price was inconsistent with the generally accepted application of the guidance. The Company’s management reperformed the determination of standalone selling price with the support of external advisors, and the resulting calculations have been applied to the revenue allocations in the fiscal years ended March 31, 2024, March 31, 2023 and March 31, 2022. The Company additionally identified contractual terms contained within outstanding warrant agreements issued to its prior and current lenders in 2018, 2020 and 2023, which required further evaluation under Topic 815. After consulting with external advisors and completing an extensive review process, management concluded that the classification of warrants as equity was not consistent with Topic 815 and has restated them as a liability. This also resulted in the requirement to account for the change in the fair value of the warrants through the Statement of Operations. As a result of these errors, the Company is restating the financial statements for the years ended March 31, 2023 and 2022.
The nature of the restatement adjustments and their impact on previously reported consolidated financial statements is as follows:
1.Application of Topic 606 related to standalone selling price - The Company historically used invoice price as the standalone selling price for all goods and services. This was partly because of the high level of customization for each product sold and because the pricing for individual performance obligations is highly variable. Standalone selling price has now been established for all goods and services sold in a bundled contract using the adjusted market assessment approach or the cost plus a reasonable margin approach and maximizing the use of observable inputs. The impact on the consolidated statement of operations and comprehensive loss for the fiscal years ended March 31, 2022 and March 31, 2023 is an increase to product revenue of $7.1 million and $8.3 million respectively, an increase to service revenue of $3.6 million and $1.0 million respectively, and a decrease to pre-tax loss of $10.6 million and $9.3 million respectively. The impact to the consolidated balance sheet at March 31, 2022 and March 31, 2023 is an increase to short term deferred revenue of $0.6 million as at March 31, 2022, a decrease to short term deferred revenue of $2.7 million as at March 31, 2023, and a decrease to long term deferred revenue of $1.8 million and $7.8 million, respectively.
2.Application of Topic 815 related to classification of outstanding warrants - The Company inappropriately classified the warrants issued in 2018, 2020 and 2023 as equity. The impact on the consolidated statement of operations and comprehensive loss for the fiscal years ended March 31, 2022 and March 31, 2023 is an increase to the change in value of warrant liabilities of $60.0 million and $10.2 million, respectively, and a decrease to pre-tax loss of $60.0 million and $10.2 million respectively. The impact to the consolidated balance sheet at March 31, 2022 and March 31, 2023 is a decrease to warrant liabilities of $18.2 million and $8.0 million, respectively, and a decrease to additional paid-in capital of $20.2 million and $20.2 million, respectively.
Below are our restated consolidated balance sheets as of March 31, 2023 and 2022, and the restated consolidated statements of operations and comprehensive loss, statements of stockholders’ equity, and statements of cash flows for each of the years ended March 31, 2023 and 2022.
QUANTUM CORPORATION
CONSOLIDATED BALANCE SHEETS
(in thousands, except per share amounts)

	March 31, 2023
	As previously reported	Restatement adjustments	Reference	As restated
Assets
Current assets:
Cash and cash equivalents	$25,963	$—		$25,963
Restricted cash	212	—		212
Accounts receivable, net of allowance for credit losses of $201	72,464	—		72,464
Manufacturing inventories	19,441	—		19,441
Service parts inventories	25,304	—		25,304
Prepaid expenses	4,158	—		4,158
Other current assets	5,513	—		5,513
Total current assets	153,055	—		153,055

Property and equipment, net	16,555	—		16,555
Intangible assets, net	4,941	—		4,941
Goodwill	12,969	—		12,969
Right-of-use assets, net	10,291	—		10,291
Other long-term assets	15,846	—		15,846
Total assets	$213,657	$—		$213,657
Liabilities and Stockholders’ Deficit
Current liabilities:
Accounts payable	$35,716	$—		35,716
Accrued compensation	15,710	—		15,710
Deferred revenue, current portion	82,504	(2,697)	(a)	79,807
Term debt, current portion	5,000	—		5,000
Warrant liabilities	—	7,989	(b)	7,989
Other accrued liabilities	13,666	—		13,666
Total current liabilities	152,596	5,292		157,888
Deferred revenue, net of current portion	43,306	(7,811)		35,495
Revolving credit facility	16,750	—		16,750
Term debt, net of current portion	66,354	—		66,354
Operating lease liabilities	10,169	—		10,169
Other long-term liabilities	11,370	—		11,370
Total liabilities	300,545	(2,519)		298,026

Stockholders’ deficit
Preferred stock:
Preferred stock, 20,000 shares authorized; no shares issued	—	—		—
Common stock:
Common stock, $0.01 par value; 225,000 shares authorized; 4,678 shares issued and outstanding	47	—		47
Additional paid-in capital	723,492	(20,233)	(b)	703,259
Accumulated deficit	(808,846)	22,752	(a) (b)	(786,094)
Accumulated other comprehensive loss	(1,581)	—		(1,581)
Total stockholders' deficit	(86,888)	2,519		(84,369)
Total liabilities and stockholders' deficit	$213,657	$—		$213,657
QUANTUM CORPORATION
CONSOLIDATED BALANCE SHEETS
(in thousands, except per share amounts)

	March 31, 2022
	As previously reported	Restatement adjustments	Reference	As restated
Assets
Current assets:
Cash and cash equivalents	$5,210	$—		$5,210
Restricted cash	283	—		283
Accounts receivable, net of allowance for credit losses of $422	69,354	—		69,354
Manufacturing inventories	33,546	—		33,546
Service parts inventories	24,254	—		24,254
Prepaid expenses	7,853	—		7,853
Other current assets	4,697	—		4,697
Total current assets	145,197	—		145,197

Property and equipment, net	12,853	—		12,853
Intangible assets, net	9,584	—		9,584
Goodwill	12,969	—		12,969
Right-of-use assets, net	11,107	—		11,107
Other long-term assets	9,925	—		9,925
Total assets	$201,635	$—		$201,635
Liabilities and Stockholders’ Deficit
Current liabilities:
Accounts payable	$34,220	$—		34,220
Accrued compensation	16,141	—		16,141
Deferred revenue, current portion	86,517	611	(a)	87,128
Term debt, current portion	4,375	—		4,375
Warrant liabilities	—	18,237	(b)	18,237
Other accrued liabilities	16,562	—		16,562
Total current liabilities	157,815	18,848		176,663
Deferred revenue, net of current portion	41,580	(1,792)		39,788
Revolving credit facility	17,735	—		17,735
Term debt, net of current portion	89,448	—		89,448
Operating lease liabilities	9,891	—		9,891
Other long-term liabilities	11,849	—		11,849
Total liabilities	328,318	17,056		345,374

Stockholders’ deficit
Preferred stock:
Preferred stock, 20,000 shares authorized; no shares issued	—	—		—
Common stock:
Common stock, $0.01 par value; 225,000 shares authorized; 3,021 shares issued and outstanding	30	—		30
Additional paid-in capital	645,613	(20,233)	(b)	625,380
Accumulated deficit	(770,903)	3,177	(a) (b)	(767,726)
Accumulated other comprehensive loss	(1,423)	—		(1,423)
Total stockholders' deficit	(126,683)	(17,056)		(143,739)
Total liabilities and stockholders' deficit	$201,635	$—		$201,635
QUANTUM CORPORATION
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
(in thousands, except per share amounts)

	Year Ended March 31, 2023
	As previously reported	Restatement adjustments	Reference	As restated
Revenue
Product	$266,537	$8,317	(a)	$274,854
Service and subscription	132,510	1,008	(a)	133,518
Royalty	13,705	—		13,705
Total revenue	412,752	9,325		422,077
Cost of revenue
Product	220,031	—		220,031
Service and subscription	58,782	—		58,782
Total cost of revenue	278,813	—		278,813
Gross profit	133,939	9,325		143,264
Operating expenses
Sales and marketing	66,034	—		66,034
General and administrative	47,752	—		47,752
Research and development	44,555	—		44,555
Restructuring charges	1,605	—		1,605
Total operating expenses	159,946	—		159,946
Income (loss) from operations	(26,007)	9,325		(16,682)
Other income, net	1,956	—		1,956
Interest expense	(10,560)	—		(10,560)
Change in fair value of warrant liability	—	10,250	(b)	10,250
Loss on debt extinguishment, net	(1,392)	—		(1,392)
Net income (loss) before income taxes	(36,003)	19,575		(16,428)
Income tax provision	1,940	—		1,940
Net income (loss)	$(37,943)	$19,575		$(18,368)
Deemed dividend on warrants	(389)	389	(b)	—
Net income (loss) attributable to common stockholders	$(38,332)	$19,964		$(18,368)

Net income (loss) per share attributable to common stockholders- basic	$(8.49)	$4.42		$(4.07)
Net income (loss) per share attributable to common stockholders - diluted	$(8.49)	$2.85		$(5.64)
Weighted average shares - basic	4,517	4,517		4,517
Weighted average shares - diluted	4,517	4,559		4,559

Net income (loss)	$(37,943)	$19,575		$(18,368)
Foreign currency translation adjustments, net	(158)	—		(158)
Total comprehensive income (loss)	$(38,101)	$19,575		$(18,526)
QUANTUM CORPORATION
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
(in thousands, except per share amounts)

	Year Ended March 31, 2022
	As previously reported	Restatement adjustments	Reference	As restated
Revenue
Product	$223,761	$7,053	(a)	$230,814
Service and subscription	133,689	3,552	(a)	137,241
Royalty	15,377	—		15,377
Total revenue	372,827	10,605		383,432
Cost of revenue
Product	169,780	—		169,780
Service and subscription	56,012	—		56,012
Total cost of revenue	225,792	—		225,792
Gross profit	147,035	10,605		157,640
Operating expenses
Research and development	51,812	—		51,812
Sales and marketing	62,957	—		62,957
General and administrative	45,256	—		45,256
Restructuring charges	850	—		850
Total operating expenses	160,875	—		160,875
Income (loss) from operations	(13,840)	10,605		(3,235)
Other expense, net	(251)	—		(251)
Interest expense	(11,888)	—		(11,888)
Change in fair value of warrant liabilities	—	60,030	(b)	60,030
Loss on debt extinguishment, net	(4,960)	—		(4,960)
Net income (loss) before income taxes	(30,939)	70,635		39,696
Income tax provision	1,341	—		1,341
Net income (loss)	$(32,280)	$70,635		$38,355

Net income (loss) per share - basic	$(10.96)	$23.99		$13.03
Net income (loss) per share - diluted	$(10.96)	$4.48		$(6.48)
Weighted average shares - basic	2,944	2,944		2,944
Weighted average shares - diluted	2,944	3,301		3,301

Net income (loss)	$(32,280)	$70,635		$38,355
Foreign currency translation adjustments, net	(567)	—		(567)
Total comprehensive income (loss)	$(32,847)	$70,635		$37,788
QUANTUM CORPORATION
CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands)

	Year Ended March 31, 2023
	As previously reported	Restatement adjustments	Reference	As restated
Operating activities
Net income (loss)	$(37,943)	$19,575	(a) (b)	$(18,368)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	10,118	—		10,118
Amortization of debt issuance costs	1,624	—		1,624
Long-term debt related costs	992	—		992
Provision for manufacturing and service inventories	18,052	—		18,052
Stock-based compensation	10,750	—		10,750
Change in fair value of warrant liabilities	—	(10,250)	(b)	(10,250)
Other non-cash	(2,067)	—		(2,067)
Changes in assets and liabilities, net of effect of acquisitions:
Accounts receivable	(2,966)	—		(2,966)
Manufacturing inventories	(1,839)	—		(1,839)
Service parts inventories	(3,503)	—		(3,503)
Accounts payable	1,158	—		1,158
Prepaid expenses	3,695	—		3,695
Deferred revenue	(2,286)	(9,325)	(a)	(11,611)
Accrued compensation	(431)	—		(431)
Other assets	(1,270)	—		(1,270)
Other liabilities	1,022	—		1,022
Net cash used in operating activities	(4,894)	—		(4,894)
Investing activities
Purchases of property and equipment	(12,581)	—		(12,581)
Business acquisitions	(3,020)	—		(3,020)
Net cash used in investing activities	(15,601)	—		(15,601)
Financing activities
Borrowings of long-term debt, net of debt issuance costs	—	—		—
Repayments of long-term debt	(24,596)	—		(24,596)
Borrowings of credit facility	497,280	—		497,280
Repayments of credit facility	(498,665)	—		(498,665)
Borrowings of paycheck protection program	—	—		—
Proceeds from secondary offering, net	—	—		—
Payment of taxes due upon vesting of restricted stock	—	—		—
Proceeds from issuance of common stock	67,146	—		67,146
Net cash provided by financing activities	41,165	—		41,165
Effect of exchange rate changes on cash and cash equivalents	12	—		12
Net change in cash, cash equivalents, and restricted cash	20,682	—		20,682
Cash, cash equivalents, and restricted cash at beginning of period	5,493	—		5,493
Cash, cash equivalents, and restricted cash at end of period	$26,175	$—		$26,175
Supplemental disclosure of cash flow information
Cash paid for interest	$8,701	$—		$8,701
Cash paid for income taxes, net of refunds	$1,418	$—		$1,418
Non-cash transactions
Purchases of property and equipment included in accounts payable	$1,049	$—		$1,049
Transfer of manufacturing inventory to services inventory	$4,045	$—		$4,045
Transfer of manufacturing inventory to property and equipment	$343	$—		$343
Payment of litigation settlements with insurance proceeds	$—	$—		$—
Paid-in-kind interest	$319	$—		$319
Deemed dividend	$389	$(389)	(b)	$—
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the statement of cash flows:
Cash and cash equivalents	$25,963	$—		$25,963
Restricted cash, current	212	—		212
Total cash, cash equivalents and restricted cash at the end of period	$26,175	$—		$26,175
QUANTUM CORPORATION
CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands)

	Year Ended March 31, 2022
	As previously reported	Restatement adjustments	Reference	As adjusted
Operating activities
Net income (loss)	$(32,280)	$70,635	(a) (b)	$38,355
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	9,418	—		9,418
Amortization of debt issuance costs	2,414	—		2,414
Long-term debt related costs	8,471	—		8,471
Provision for manufacturing and service inventories	5,740	—		5,740
Gain on PPP loan extinguishment	(10,000)	—		(10,000)
Stock-based compensation	13,829			13,829
Change in fair value of warrant liabilities	—	(60,030)	(b)	(60,030)
Other non-cash	(832)	—		(832)
Changes in assets and liabilities, net of effect of acquisitions:
Accounts receivable	3,651	—		3,651
Manufacturing inventories	(12,069)	—		(12,069)
Service parts inventories	(4,400)	—		(4,400)
Accounts payable	(1,939)	—		(1,939)
Prepaid expenses	(3,959)	—		(3,959)
Deferred revenue	(2,514)	(10,605)	(a)	(13,119)
Accrued restructuring charges	(580)	—		(580)
Accrued compensation	(3,073)	—		(3,073)
Other assets	(2,602)	—		(2,602)
Other liabilities	(3,003)	—		(3,003)
Net cash used in operating activities	(33,728)	—		(33,728)
Investing activities
Purchases of property and equipment	(6,316)	—		(6,316)
Business acquisitions	(7,808)	—		(7,808)
Net cash used in investing activities	(14,124)	—		(14,124)
Financing activities
Borrowings of long-term debt, net of debt issuance costs	94,961	—		94,961
Repayments of long-term debt	(94,301)	—		(94,301)
Borrowings of credit facility	309,000	—		309,000
Repayments of credit facility	(291,265)	—		(291,265)
Proceeds from issuance of common stock	1,762			1,762
Net cash provided by financing activities	20,157	—		20,157
Effect of exchange rate changes on cash and cash equivalents	51	—		51
Net change in cash, cash equivalents, and restricted cash	(27,644)	—		(27,644)

	Year Ended March 31, 2022
	As previously reported	Restatement adjustments	Reference	As adjusted
Cash, cash equivalents, and restricted cash at beginning of period	33,137	—		33,137
Cash, cash equivalents, and restricted cash at end of period	$5,493	$—		$5,493
Supplemental disclosure of cash flow information
Cash paid for interest	$9,140	$—		$9,140
Cash paid for income taxes, net of refunds	$944	$—		$944
Non-cash transactions
Purchases of property and equipment included in accounts payable	$147	$—		$147
Transfer of manufacturing inventory to services inventory	$211	$—		$211
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the statement of cash flows:
Cash and cash equivalents	$5,210	$—		$5,210
Restricted cash, current	283	—		283
Total cash, cash equivalents and restricted cash at the end of period	$5,493	$—		$5,493
QUANTUM CORPORATION
CONSOLIDATED STATEMENTS OF STOCKHOLDERS’ DEFICIT
(in thousands)

		Common Stock		Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total Stockholders' Deficit
	Reference	Shares	Amount
As previously reported
Balance, March 31, 2022		3,021	$30	$645,613	$(770,903)	$(1,423)	$(126,683)
Net loss		—	—	—	(37,943)	—	(37,943)
Foreign currency translation adjustments, net		—	—	—	—	(158)	(158)
Shares issued under employee stock purchase plan		30	1	896	—	—	897
Shares issued under employee incentive plans, net		109	1	(1)	—	—	—
Shares issued in connection with rights offering, net		1,500	15	66,234	—	—	66,249
Shares issued in connection with business acquisition		18	—	—	—	—	—
Stock-based compensation		—	—	10,750	—	—	10,750
Balance, March 31, 2023		4,678	$47	$723,492	$(808,846)	$(1,581)	$(86,888)
Adjustments
March 31, 2022	(a) (b)	—	—	(20,233)	3,177	—	(17,056)
Net loss	(a) (b)	—	—	—	19,575	—	19,575
March 31, 2023		—	$—	$(20,233)	$22,752	$—	$2,519
As restated
March 31, 2022		3,021	$30	$625,380	$(767,726)	$(1,423)	$(143,739)
Net loss		—	—	—	(18,368)	—	(18,368)
Foreign currency translation adjustments, net		—	—	—	—	(158)	(158)
Shares issued under employee stock purchase plan		30	1	896	—	—	897
Shares issued under employee incentive plans, net		109	1	(1)	—	—	—
Shares issued in connection with rights offering, net		1,500	15	66,234	—	—	66,249
Shares issued in connection with business acquisition		18	—	—	—	—	—
Stock-based compensation		—	—	10,750	—	—	10,750
March 31, 2023		4,678	$47	$703,259	$(786,094)	$(1,581)	$(84,369)
QUANTUM CORPORATION
CONSOLIDATED STATEMENTS OF STOCKHOLDERS’ DEFICIT
(in thousands)

		Common Stock		Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total Stockholders' Deficit
	Reference	Shares	Amount
As previously reported
Balance, March 31, 2021		2,846	$28	$627,206	$(738,623)	$(856)	$(112,245)
Net loss		—	—	—	(32,280)	—	(32,280)
Foreign currency translation adjustments, net		—	—	—	—	(567)	(567)
Shares issued under employee stock purchase plan		19	—	1,762	—	—	1,762
Shares issued under employee incentive plans, net		115	1	(1)	—	—	—
Shares issued in connection with business acquisition		41	1	2,817	—	—	2,818
Stock-based compensation		—	—	13,829	—	—	13,829
Balance, March 31, 2022		3,021	$30	$645,613	$(770,903)	$(1,423)	$(126,683)
Adjustments
March 31, 2021	(a) (b)	—	—	(20,233)	(67,458)	—	(87,691)
Net loss	(a) (b)	—	—	—	70,635	—	70,635
March 31, 2022		—	$—	$(20,233)	$3,177	$—	$(17,056)
As restated
March 31, 2021		2,846	$28	$606,973	$(806,081)	$(856)	$(199,936)
Net loss		—	—	—	38,355	—	38,355
Foreign currency translation adjustments, net		—	—	—	—	(567)	(567)
Shares issued under employee stock purchase plan		19	—	1,762	—	—	1,762
Shares issued under employee incentive plans, net		115	1	(1)	—	—	—
Shares issued in connection with business acquisition		41	1	2,817	—	—	2,818
Stock-based compensation		—	—	13,829	—	—	13,829
March 31, 2022		3,021	$30	$625,380	$(767,726)	$(1,423)	$(143,739)